Share Capital and Capital Surplus and Others - Details of Shares Outstanding (Detail) - shares	Dec. 31, 2022	Jan. 01, 2022	Dec. 31, 2021	Jan. 01, 2021	Dec. 31, 2020
Reconciliation of number of shares outstanding [abstract]
Issued shares	218,833,144		218,833,144		80,745,711
Treasury shares	801,091		1,250,992		9,418,558
Outstanding shares	218,032,053	217,582,152	217,582,152	356,635,765	365,682,240